Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2021
Organization and Principal Activities [Abstract]
Schedule of consolidated balance sheets
	As of August 31, 2021
	Other entities that are	WFOE that is the primary beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	3,670,240	3,608,176	6,275,233	2,081,389	-
Current assets excluding intercompany receivables	6,239	59,187	293,021	107,771	466,218
Current assets	3,676,479	3,667,363	6,568,254	2,189,160	466,218
Non-current assets excluding investment in subsidiaries	191	15,038	21,726	-	36,955
Non-current assets	191	15,038	21,726	-	36,955
Total assets	6,430	74,225	314,747	107,771	503,173
Intercompany payables	5,301,895	3,208,560	6,878,456	246,127	-
Current liabilities excluding intercompany payables	3,613	4,370	4,295,643	413,951	4,717,577
Current liabilities	5,305,508	3,212,930	11,174,099	660,078	4,717,577
Non-current liabilities	22,643	-	158,084	226,114	406,841
Total liabilities	26,256	4,370	4,453,727	640,065	5,124,418
Total shareholders’ equity (net assets)	(19,826)	69,855	(4,138,980)	(532,294)	(4,621,245)

	As of August 31, 2020
	Other entities	WFOE that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	100,400	-	11,107,310	2,287,588	-
Current assets excluding intercompany receivables	13,751	31,297	1,559,409	572,945	2,177,402
Current assets	114,151	31,297	12,666,719	2,860,533	2,177,402
Investment in subsidiaries	2,046,413	289	992,652	872,756	-
Non-current assets excluding investment in subsidiaries	1,052,138	23,771	4,644,477	603	5,720,989
Non-current assets	1,052,138	23,771	4,644,477	603	5,720,989
Total assets	1,065,889	55,068	6,203,886	573,548	7,898,391
Intercompany payables	1,819,347	1,634,862	9,990,619	50,470	-
Current liabilities excluding intercompany payables	175,896	-	4,668,607	272,251	5,116,754
Current liabilities	1,995,243	1,634,862	14,659,226	322,721	5,116,754
Non-current liabilities	-	-	1,344,630	995,034	2,339,664
Total liabilities	175,896	-	6,013,237	1,267,285	7,456,418
Total shareholders’ equity (net assets)	889,993	55,068	190,649	(693,737)	441,973

Schedule of consolidated statements of operations and comprehensive income (loss)
	For the years ended August 31, 2021
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	1,125	1,016	3,421,269	-	3,423,410
Cost of revenues	-	-	(2,093,743)	-	(2,093,743)
Gross profit	1,125	1,016	1,327,526	-	1,329,667
Operating expenses	(3,323)	(134,500)	(5,991,693)	(62,602)	(6,192,118)
Income (loss) from operations	(2,198)	(133,484)	(4,664,167)	(62,602)	(4,862,451)
Other expenses	(244)	(30,494)	(63,503)	(27,227)	(121,468)
Income (loss) before income taxes	(2,442)	(163,978)	(4,727,670)	(89,829)	(4,983,919)
Provision for income taxes	-	(1,405)	(29,465)	-	(30,870)
Net income (loss)	(2,442)	(165,383)	(4,757,135)	(89,829)	(5,014,789)

	For the years ended August 31, 2020
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	1,955	-	3,436,926	-	3,438,881
Cost of revenues	(2,862)	-	(2,166,877)	-	(2,169,739)
Gross profit	(907)	-	1,270,049	-	1,269,142
Operating expenses	(4,028)	(6,978)	(1,619,319)	(1,495)	(1,631,819)
Income (loss) from operations	(4,935)	(6,978)	(349,270)	(1,495)	(362,677)
Other expenses	(1)	(1,078)	(372,255)	(52,439)	(425,773)
Income (loss) before income taxes	(4,937)	(8,055)	(721,525)	(53,933)	(788,450)
Provision for income taxes	-	-	37,785	-	37,785
Net income (loss)	(4,937)	(8,055)	(683,740)	(53,933)	(750,665)

Schedule of consolidated statements of cash flows
	For the years ended August 31, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(1,167)	29,266	110,244	-	138,343
Net cash used in investing activities	-	15	(147,962)	-	(147,947)
Net cash provided by (used in) financing activities	-	-	(704,874)	(230,316)	(935,190)
Effect of exchange rate changes on cash and restricted cash	-	-	-	(15,848)	(15,848)
Net increase (decrease) in cash and restricted cash	(1,167)	29,281	(742,592)	(246,164)	(960,642)
Cash and restricted cash from continuing operations, beginning of year	11,677	28,645	1,019,603	285,360	1,345,285
Cash and restricted cash from continuing operations, end of year	10,510	57,926	277,011	39,196	384,643

	For the years ended August 31, 2020
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Onesmart	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities	23,974	(71,511)	607,495	(319,266)	240,692
Net cash used in investing activities	(33,581)	45,593	(801,909)	(117,034)	(906,931)
Net cash provided by (used in) financing activities	-	-	472,213	176,546	648,759
Effect of exchange rate changes on cash and restricted cash	-	-	-	(23,647)	(23,647)
Net increase (decrease) in cash and restricted cash	(9,607)	(25,918)	277,799	(283,401)	(41,127)
Cash and restricted cash from continuing operations, beginning of year	21,284	54,564	741,803	568,761	1,386,412
Cash and restricted cash from continuing operations, end of year	11,677	28,645	1,019,603	285,360	1,345,285

Schedule of estimated useful lives of the property and equipment
Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Schedule of estimated useful lives of the intangible assets
Category	Estimated Useful Lives
Student base	5 years
Customer relationship	1-9 years
Trademark	10-20 years
License	30 years
Franchise agreements	6 years
Technology and system	5 years

Schedule of disaggregation of revenues
Disaggregation of net revenues	Personalized and small class premium tutoring services RMB	Others RMB	For the year ended August 31, 2021 RMB
OneSmart VIP	2,767,502	12,604	2,780,106
HappyMath	363,143	-	363,143
FasTrack	183,344	-	183,344
Other	96,817	-	96,817
	3,410,806	12,604	3,423,410

Disaggregation of net revenues	Personalized and small class premium tutoring services RMB	Others RMB	For the year ended August 31, 2020 RMB
OneSmart VIP	2,616,057	9,122	2,625,179
HappyMath	422,944	-	422,944
FasTrack	170,707	5,763	176,470
OneSmart Online	103,848	-	103,848
Other	110,440	-	110,440
	3,423,996	14,885	3,438,881